                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 24f-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

            READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                             PLEASE PRINT OR TYPE.

________________________________________________________________________________

1.   Name and address of issuer:

     AIM EQUITY FUNDS, INC.
     11 GREENWAY PLAZA, SUITE 1919
     HOUSTON, TEXAS 77046-1173
________________________________________________________________________________

2.   Name of each series or class of funds for which this notice is filed:

     AIM AGGRESSIVE GROWTH FUND - CLASS A SHARES
     AIM CHARTER FUND - CLASS A SHARES
     AIM CHARTER FUND - CLASS B SHARES
     AIM CHARTER FUND - INSTITUTIONAL CLASS
     AIM WEINGARTEN FUND - CLASS A SHARES
     AIM WEINGARTEN FUND - CLASS B SHARES
     AIM WEINGARTEN FUND - INSTITUTIONAL CLASS
     AIM CONSTELLATION FUND - CLASS A SHARES
     AIM CONSTELLATION FUND - INSTITUTIONAL CLASS

________________________________________________________________________________

3.   Investment Company Act File Number:   811-1424

     Securities Act File Number:  2-25469

________________________________________________________________________________

4.   Last day of fiscal year for which this notice is filed:  OCTOBER 31, 1995

________________________________________________________________________________

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                         [   ]
________________________________________________________________________________

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

________________________________________________________________________________

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than puruant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
                                                                      - -0- -
________________________________________________________________________________

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                                                      - -0- -
________________________________________________________________________________

9.  Number and aggregate sale price of securities sold during the fiscal year:

    396,420,368                       $8,228,530,121
________________________________________________________________________________

________________________________________________________________________________

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     396,420,368                       $8,228,530,121
________________________________________________________________________________

11.  Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):
________________________________________________________________________________


12.  Calculation of registration fee:

     (i)    Aggregate sale price of securities sold during the
            fiscal year in reliance of rule 24f-2 (from
            Item 10):                                             $8,228,530,121
                                                                  ______________

     (ii)   Aggregate price of shares issued in connection with
            dividend reinvestment plan (from Item 11, if
            applicable):                                          +
                                                                  ______________

     (iii)  Aggregate price of shares redeemed or repurchased
            during the fiscal year (if applicable):               -4,732,505,952
                                                                  ______________

     (iv)   Aggregate price of shares redeemed or repurchased and
            previously applied as a reduction to filing fees
            pursuant to rule 24e-2 (if applicable):               +
                                                                  ______________

     (v)    Net aggregate price of securities sold and issued
            during the fiscal year in reliance on rule 24f-2
            [line (i), plus line (ii), less line (iii), plus
            line (iv)] (if applicable):                            3,496,024,169
                                                                  ______________

     (vi)   Multiplier prescribed by Section 6(b) of the
            Securities Act of 1933 or other applicable law or
            regulation (see Instruction C.6):                     x       1/2900
                                                                  ______________

     (vii)  Fee due [line (i) or line (v) multiplied by line
            (vi)]:                                                $ 1,205,525.58
                                                                  ______________

INSTRUCTION:    ISSUERS SHOULD COMPLETE LINES (ii), (iii), (iv), AND (v) ONLY
IF THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S
FISCAL YEAR.  SEE INSTRUCTION C.3.
________________________________________________________________________________

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                          [ XX ]

Date of mailing or wire transfer of filing fees to the Commission's lockbox
depository:   12-21-95
________________________________________________________________________________

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Mary J. Benson
                            ____________________________________________________
                                Mary J. Benson, Assistant Treasurer
                            ____________________________________________________

Date December 21, 1995
     ____________________________

* PLEASE PRINT THE NAME AND TITLE OF THE SIGNING OFFICER BELOW THE SIGNATURE.
________________________________________________________________________________